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                                    JONES DAY

2727 NORTH HARWOOD STREET - DALLAS, TEXAS 75201-1515 - MAILING ADDRESS: P.O.
                      BOX 660623 - DALLAS, TEXAS 75266-0623

              TELEPHONE: (214) 220-3939 - FACSIMILE: (214) 969-5100

                                                     Direct Number: 214-969-5043
                                                        mtgoglia@jonesday.com

                                   May 11, 2005

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

             Re: Alon USA Energy, Inc. Registration Statement on Form S-1

Ladies and Gentlemen:

      We transmit to you for filing on behalf of Alon USA Energy, Inc., a Delaware corporation (the "Corporation"), pursuant to the Securities Act of 1933, as amended (the "Securities Act"), the Corporation's Registration Statement on Form S-1 for the registration of the Corporation's common stock.

      The filing fee of $14,713 computed pursuant to Rule 457(o) under the Securities Act has been wire-transferred to the U.S. Treasury lockbox depository at Mellon Bank in Pittsburgh, Pennsylvania under the Corporation's CIK Account No. 0001325955.

      Please note that the Corporation requests that the Securities and Exchange Commission permit the Corporation's request for acceleration of the effective date of the Registration Statement be made orally or by facsimile in accordance with Rule 461(a) of Regulation C (the "Rule"). Pursuant to the Rule, please also be advised that the Corporation and its underwriters are aware of their obligations under the Securities Act and are prepared to provide, at the time of the acceleration request, the prospectus dissemination information that is typically set forth in a written acceleration request.

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                                                                       JONES DAY

Securities and Exchange Commission
May 11, 2005
Page 2

      Please call the undersigned at (214) 969-5043 to advise whether the staff will review the enclosed Registration Statement.

                                                          Sincerely,

                                                          /s/ Mark T. Goglia

                                                          Mark T. Goglia

Attachment

cc:   Harlin Dean, Alon USA Energy, Inc.
      Kris F. Heinzelman, Cravath, Swaine & Moore LLP